John Hancock Financial Services
U.S. Wealth Management 601 Congress Street Boston, MA 02210 (617) 663-4324 Fax: (617) 663-2196 E-Mail: nkolokithas@jhancock.com

Name:	Nicholas J. Kolokithas
Title:	Assistant Vice President and Senior Counsel
December 7, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Municipal Securities Trust (the “Trust”), on behalf of: John Hancock High Yield Municipal Bond Fund ( the “Fund”) File Nos. 33-32246; 811-05968
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Fund.
The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on November 27, 2012 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0000950123-12-013305), which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-4324.
Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas, Esq.
Assistant Secretary of the Trust